1. Summary of Significant Accounting Policies (Details - Fair value) - Fair Value, Measurements, Recurring [Member] - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of derivative liability	$ 7,351,185	$ 1,870,625	$ 2,236,656
Fair Value Inputs Level 1 [Member]
Fair value of derivative liability	0	0	0
Fair Value Inputs Level 2 [Member]
Fair value of derivative liability	0	0	0
Fair Value Inputs Level 3 [Member]
Fair value of derivative liability	$ 7,351,185	$ 1,870,625	$ 2,236,656